Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
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Contingencies and Commitments

NOTE 47. CONTINGENCIES AND COMMITMENTS

a) Tax Issues

At the date of these consolidated financial statements, provincial tax collection authorities, as well as tax collection authorities from the Autonomous City of Buenos Aires, are in the process (in different degrees of completion) of conducting reviews and assessments mainly in respect of matters resulting from applying turnover tax.

These proceedings and their possible effects are constantly being monitored. Even though it is considered that it has complied with its tax liabilities in full pursuant to current regulations, the provisions deemed adequate pursuant to the evolution of each proceeding have been set up.

b) Consumer Protection Associations

Consumer Protection Associations, on behalf of consumers, have filed claims against Banco Galicia with regard to the collection of certain financial charges.

The Group believes that the resolution of these controversies will not have a significant impact on its financial condition.

Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. and Summary Proceedings Commenced by the Argentine Central Bank

The penalties imposed and the summary proceedings commenced by the Argentine Central Bank are detailed in Note 54.

The provisions for contingencies recorded are as follows:

	12.31.18	12.31.17	01.01.17
Other Contingencies	1,329,142	760,379	594,461
For Commercial Lawsuits/Legal Affairs	1,058,636	527,338	455,462
For Labor Lawsuits	96,311	52,095	41,408
For Claims and Credit Cards	1,097	1,620	2,021
For Guarantees Granted	1,142	1,686	2,104
For Other Contingencies	171,956	177,640	93,466
Termination Benefits	86,926	109,295	83,322
Court Deposits Dollarization Difference under Communiqué “A” 4686	27,949	20,229	21,296
Administrative, Disciplinary and Criminal Penalties	5,306	7,357	10,134

Total	1,449,323	897,260	709,213